As filed with the Securities and Exchange Commission on July 29, 2021

Securities Act Registration No. 333-256702

Investment Company Registration No. 811-22488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

Blackstone Long-Short Credit Income Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

31st Floor

New York, NY 10154

(Address of Principal Executive Offices)

(877) 876-1121

(Registrant’s Telephone Number, Including Area Code)

Marisa J. Beeney, Esq.

Blackstone Alternative Credit Advisors LP

345 Park Avenue, 31st Floor

New York, NY 10154

(Name and Address of Agent for Service)

Copies to:

Rajib Chanda, Esq.

Christopher P. Healey, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act

☐	immediately upon filing pursuant to paragraph (b) of Rule 486.

☐	on (date) pursuant to paragraph (b) of Rule 486.

☐	60 days after filing pursuant to paragraph (a) of Rule 486.

☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

No new interests in the Registrant are being registered by this filing. Registration fee was paid in connection with Registrant’s previous filings.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Offering Price(2)	Amount of Registration Fee(3)
Common Stock, $0.001 par value per share			$100,000,000	$12,980.00

(1)	There are being registered hereunder a presently indeterminate number of shares of common stock to be offered on an immediate, continuous or delayed basis.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
(3)

Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (“Rule 415(a)(6)”), the Registrant carried forward to this Registration Statement unsold securities in the amount of $100,000,000 that the Registrant previously registered on its Registration Statement on Form N-2 (File Nos. 333-237267 and 811-22488) initially filed on March 19, 2020 (the “Prior Registration Statement”). Filing fees have been previously paid in connection with these unsold securities, which, pursuant to Rule 415(a)(6), will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement was deemed terminated as of the date of effectiveness of the Registrant’s current Registration Statement.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-256702 and 811-22488) of Blackstone Long-Short Credit Income Fund (as amended prior to the date hereof, the “Registration Statement”) is being filed solely for the purpose of filing an exhibit to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 2 consists only of a facing page, this explanatory note, Part C of the Registration Statement and Exhibit (n) filed pursuant to Item 25 of the Registration Statement. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements

Part A	Financial Highlights

Part B	The following financial statements of the Registrant are incorporated by reference in Part B of the Registration Statement:

Portfolio of Investments as of December 31, 2020

Schedule of Investments at December 31, 2020

Statement of Assets and Liabilities as of December 31, 2020

Statement of Operations for the Year Ended December 31, 2020

Statement of Changes in Net Assets for the Year Ended December 31, 2020

Notes to Financial Statements for the Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm for the Year Ended December 31, 2020

(2) Exhibits

(a)(1)	Declaration of Trust, dated October 22, 2010(1)

(a)(2)	Amended and Restated Agreement and Declaration of Trust, dated December 15, 2010(2)

(a)(3)	Supplement to Amended and Restated Agreement and Declaration of Trust Relating to Series A Mandatory Redeemable Preferred Shares, dated July 27, 2016(3)

(b)	By-Laws(2)

(c)	Not Applicable

(d)	Articles V and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference.

(e)	Dividend Reinvestment Plan(2)

(f)	Not Applicable

(g)	Investment Advisory Agreement between the Registrant and the Adviser(5)

(h)	Not Applicable

(i)	Not Applicable

(j)(1)	Custody Agreement (5)

(j)(2)	Special Custody and Pledge Agreement(5)

(k)(1)	Service Agreement for Transfer Agent Services(5)

(k)(2)	Agreement for Prime Brokerage(5)

(k)(3)	Administration, Bookkeeping and Pricing Services Agreement(5)

(k)(4)	Amendment to Administration, Bookkeeping and Pricing Services Agreement(5)

(k)(5)	Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement(5)

(k)(6)	Master Repurchase Agreement (5)

(k)(7)	Annex I to Master Repurchase Agreement(5)

(k)(8)	Second Amended and Restated Credit Agreement between the Registrant and The Bank of Nova Scotia(5)

(k)(8)(i)	Amendment No. 1 to Second Amended and Restated Credit Agreement between the Registrant and The Bank of Nova Scotia(7)

(k)(8)(ii)	Amendment No. 2 to Second Amended and Restated Credit Agreement between the Registrant and The Bank of Nova Scotia(7)

(l)	Opinion and Consent of Delaware Counsel(7)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(8)

(o)	Not Applicable

(p)	Subscription Agreement (2)

(q)	Not Applicable

(r)(1)	Code of Ethics of the Registrant(5)

(r)(2)	Code of Ethics of the Adviser(7)

(s)	Power of Attorney(6)

(1)	Filed on October 26, 2010 with Registrant’s Registration Statement on Form N-2 (File No. 333-170154 and 811-22488) and incorporated by reference herein.
(2)	Filed on January 14, 2011 with Registrant’s Registration Statement on Form N-2 (File No. 333-170154 and 811-22488) and incorporated by reference herein.
(3)	Filed on March 1, 2017 with Registrant’s Annual Report on Form NSAR-B (File No. 811-22488) and incorporated by reference herein.
(4)	Filed on March 18, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 811-22488) and incorporated by reference herein.
(5)	Filed on May 11, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 811-22488) and incorporated by reference herein.
(6)	Filed on June 2, 2021 with Registrant’s Registration Statement on Form N-2 (File No. 811-22488) and incorporated by reference herein.
(7)	Filed on July 27, 2021 with Registrant’s Registration Statement on Form N-2 (File No. 811-22488) and incorporated by reference herein.
(8)	Filed herewith.

Item 26. Marketing Arrangements

The information contained under the section entitled “Plan of Distribution” contained in Registrant’s Prospectus is incorporated by reference, and any information concerning any underwriters will be contained in the accompanying prospectus supplement, if any.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC registration fees	$12,980
NYSE listing fees	$26,180
FINRA fees	$—
Accounting fees and expenses	$10,500
Legal fees and expenses	$392,615
Printing and mailing expenses	$72,904

Total	$515,179

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

At March 31, 2021:

Title of Class	Number of Record Holders
Common Shares	4
Preferred Shares	10

Item 30. Indemnification

Article V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated by reference as Exhibit (a)(2) to this Registration Statement, provide that:

Section 5.1No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Section 5.2Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee, officer or employee of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not Interested Persons or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

Section 5.3No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

Section 5.4No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

Section 5.5Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Reference is made to Section 6 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement, which is incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Adviser

The descriptions of the Adviser under the caption “Management of the Fund” in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68243) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser’s principal business address is 345 Park Avenue, 31st Floor, New York, NY 10154.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado, 80203.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Not applicable.

(2) Not applicable.

(3) Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) Not applicable;

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4) The Registrant undertakes that:

(a) Not applicable;

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(5) Not applicable.

(6) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 29th day of July, 2021.

BLACKSTONE LONG-SHORT CREDIT INCOME FUND

By:	/s/ Daniel H. Smith, Jr.
Name: Daniel H. Smith, Jr.
Title: Chairman, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Daniel H. Smith, Jr. Daniel H. Smith, Jr.	Chairman, President, Chief Executive Officer and Trustee (Principal Executive Officer)	July 29, 2021

/s/ Robert W. Busch Robert W. Busch	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	July 29, 2021

/s/ Edward H. D’Alelio Edward H. D’Alelio*	Trustee	July 29, 2021

/s/ Michael F. Holland Michael F. Holland*	Trustee	July 29, 2021

/s/ Thomas W. Jasper Thomas W. Jasper*	Trustee	July 29, 2021

/s/ Gary S. Schpero Gary S. Schpero*	Trustee	July 29, 2021

*By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr.
As Agent or Attorney-in-Fact

July 29, 2021

The original powers of attorney authorizing Daniel H. Smith, Jr., Robert W. Busch, Robert Zable, Marisa J. Beeney and Valerie Naratil to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Amendment are filed with this Registration Statement.

Schedule of Exhibits to Form N-2

Exhibit No.	Exhibit

(n)	Consent of Independent Registered Public Accounting Firm